Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Contract Liabilities [Abstract]
Balance	$ 13,374	$ 23,794
Receipts during the year	20,131	43,003
Revenue recognized	(24,162)	(53,524)
Foreign currency translation	(2,160)	101
Balance	$ 7,183	$ 13,374